Financial Debt (Tables)	6 Months Ended
Jun. 30, 2024
Financial Debt
Schedule of financial debt consists of recoverable cash advances, and other loans

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Recoverable cash advances - Non-current	8,600	8,373
Recoverable cash advances - Current	575	301
Total Recoverable cash advances	9,175	8,674
Other loan - Non-current	—	—
Other loan - Current	20	63
Total Other loan	20	63
Non-current	8,600	8,373
Current	595	364
Total Financial Debt	9,195	8,737

Schedule of recoverable cash advances received

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	7
First articles (6839)	2,160	2,160	561	11
Clinical trial (6840)	2,400	2,400	360	13
Activation chip improvements (7388)	1,467	1,467	66	18
Total	7,627	7,627	1,575	49

Schedule of fair value recoverable cash advances

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Contract 6472	1,727	1,629
Contract 6839	2,422	2,290
Contract 6840	2,975	2,818
Contract 7388	2,051	1,937
Total recoverable cash advances	9,175	8,674
Non-current	8,600	8,373
Current	575	301
Total recoverable cash advances	9,175	8,674

Schedule of detailed information about changes in recoverable cash advances

(in EUR 000)	2024	2023
As at January 1	8,674	8,431
Initial measurement and re-measurement	(18)	(39)
Discounting impact	519	495
As at June 30	9,175	8,887